FEDERAL INCOME TAX (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FEDERAL INCOME TAX
Schedule of income tax expense
	2022	2021
Net operating loss carryforwards	$1,746,310	$1,687,310
Temporary differences	(23,000)	(2,000)
Permanent differences	(22,000)	6,000
Valuation allowance	(1,701,310)	(1,691,310)

	2021	2020
Net operating loss carryforwards	$1,684,310	$1,613,310
Temporary differences	(4,000)	9,000
Permanent differences	(81,000)	(103,000)
Valuation allowance	(1,599,310)	(1,519,310)

Schedule of deferred tax assets reconciliation
	2022	2021
Federal tax statutory rate	21.1%	21.1%
Temporary differences	(7.8)%	(0.6)%
Permanent differences	(7.5)%	1.6%
Valuation allowance	(5.8)%	(22.1)%
Effective rate	0.0%	0.0%

	2021	2020
Federal tax statutory rate	20.9%	20.9%
Temporary differences	-1.2%	1.9%
Permanent differences	-23.9%	-21.6%
Valuation allowance	4.1%	-1.3%
Effective rate	0.0%	0.0%